Basis of Presentation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

FIS is a global leader in financial services technology with a focus on retail and institutional banking, payments, asset and wealth management, risk and compliance, consulting and outsourcing solutions.

On August 12, 2015, FIS and certain of its wholly owned subsidiaries entered into an Agreement and Plan of Merger with SunGard and SunGard Capital Corp. II (collectively “SunGard”) pursuant to which, through a series of mergers, FIS acquired SunGard (collectively the "SunGard acquisition"). FIS completed the SunGard acquisition on November 30, 2015, and SunGard's results of operations and financial position are included in the Consolidated Financial Statements from and after the date of acquisition.

We report the results of our operations in three reporting segments: Integrated Financial Solutions (“IFS”), Global Financial Solutions (“GFS”) and Corporate and Other (Note 21).